NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
New Accounting Standards

NOTE 2. NEW ACCOUNTING STANDARDS

We describe below recent pronouncements that have had or may have a significant effect on our financial statements. We do not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to our financial condition, results of operations, cash flows or disclosures.

SEMPRA ENERGY, SDG&E AND SOCALGAS

ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRSs)” (ASU 2011-04): ASU 2011-04 amends ASC Topic 820, Fair Value Measurements and Disclosures, and provides changes in the wording used to describe the requirements for measuring fair value and disclosing information about fair value measurement. ASU 2011-04 results in common fair value measurement and disclosure requirements under both GAAP and IFRSs.

ASU 2011-04 expands fair value measurement disclosures for Level 3 instruments to require quantitative information about the unobservable inputs
  a description of the valuation process
  a qualitative discussion about the sensitivity of the measurements

We will adopt ASU 2011-04 on January 1, 2012 as required and do not expect it to affect our financial position, results of operations or cash flows. We will provide the additional disclosure in our 2012 interim financial statements.

ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05) and ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (ASU 2011-12): We discuss ASU 2011-05 and ASU 2011-12 in Note 1.

ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08): ASU 2011-08 amends ASC Topic 350, Intangibles—Goodwill and Other, to provide an option to first make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step, quantitative goodwill impairment test.  An entity is required to perform the two-step, quantitative impairment test only if it determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

We adopted ASU 2011-08 for our annual goodwill impairment testing as of October 1, 2011. It did not significantly affect our testing of goodwill.

ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11): In order to allow for balance sheet comparison between GAAP and IFRSs, ASU 2011-11 requires enhanced disclosures related to financial assets and liabilities eligible for offsetting in the statement of financial position. An entity will have to disclose both gross and net information about financial instruments and transactions subject to a master netting arrangement and eligible for offset, including cash collateral received and posted.

We will adopt ASU 2011-11 on January 1, 2013 as required and do not expect it to affect our financial position, results of operations or cash flows. We will provide the additional disclosure in our 2013 interim financial statements.